Stock Compensation (Tables)	11 Months Ended
Dec. 31, 2020
Schedule of Assumptions to Estimate Fair Value of Stock Options

For the awards described above which vested immediately, the following table discloses the assumptions utilized in the Black Scholes option pricing model:

Expected volatility	90%
Expected dividend	$0.00
Weighted average expected term (in years)	7.5
Risk-free rate	.68%

The following table discloses the assumptions, or range of assumptions, utilized for stock options granted during the period from January 21, 2020 (date of inception) to December 31, 2020:

Expected volatility	90%
Expected dividend	$0.00
Weighted average expected term (in years)	.4-5.0
Risk-free rate	.1-.4%

Schedule of Stock Option Activity

The following table summarizes the changes in options during the period from January 21, 2020 (date of inception) to December 31, 2020:

	Number of Options	Weighted Average Exercise Price	Range of Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding as of January 21, 2020	—	—	—
Granted	11,372,505	$2.01	2.00-2.73	9.0
Exercised	—	—		—
Forfeited	—	—		—

Outstanding as of December 31, 2020	11,372,505	$2.01	2.00-2.73	9.0

Exercisable as of December 31, 2020	7,040,670	$2.01	2.00-2.73	7.0